Multiemployer Pension Plans	12 Months Ended
Jun. 30, 2015
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Multiemployer Pension Plans

Note 14—Multiemployer Pension Plans

The Company contributed to multiemployer pension plans covering employees under collective bargaining agreements that were assumed as part of the acquisition of certain assets and assumption of certain liabilities of Ivy Hill Corporation (“Ivy Hill”) in April 2009.

The risks of participating in multiemployer plans are different from single-employer plans in the following aspects:

•	Assets contributed to a multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

•	If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

•	If the Company chooses to stop participating in some of its multiemployer plans, it may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

The Company’s participation in these plans is outlined in the table below. The contributions to these plans are recorded in selling, general and administrative expenses in the accompanying consolidated statements of operations and comprehensive income (loss).

The Company contributed to the Graphic Communications Conference of the International Brotherhood of Teamsters National Pension Fund (the “GCC-IBT Fund”), the PACE Industry Union-Management Pension Fund (the “PACE Fund”), and the Graphic Arts Industry Joint Pension Trust (the “JPT Trust”). As discussed below, the Company triggered a complete withdrawal from each of these multiemployer plans. The “EIN/Pension Plan Number” column provides the Employer Identification Number (“EIN”). The Pension Protection Act (“PPA”) Zone Status is based on information the Company received from the plan and is certified by the plan’s actuary. Among other factors, plans in the red zone are generally less than 65 percent funded, plans in the yellow zone are less than 80 percent funded, and plans in the green zone are at least 80 percent funded. The FIP/RP Status Pending/Implemented column indicates plans for which a financial improvement plan (“FIP”) or a rehabilitation plan (“RP”) is either pending or has been implemented. The “Surcharge Imposed” column indicates whether the Company contribution rate included an amount in addition to the contribution rate specified in the applicable collective bargaining agreement, as imposed by a plan in “critical status,” in accordance with the requirements of the Code. There have been no significant changes affecting the comparability of contributions.

					Cash Contributions by the Company
		PPA Zone Status			Successor		Predecessor
Plan	EIN Number	2014	2013	FIP/RP Status	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014	Period from July 1, 2013 through August 14, 2013	For the year ended June 30, 2013	Surcharge Imposed
GCC-IBT Fund	52-6118568	Red	Red	Implemented	$99	$25	$16	$160	Yes
PACE Fund	11-6166763	Red	Red	Implemented	197	60	34	266	Yes

Total					$296	$85	$50	$426

The Company closed a manufacturing facility located in Terre Haute, Indiana in October 2013. The employees of this plant were participants in the GCC-IBT Fund and PACE Fund. In letters dated January 13, 2014 and April 29, 2014, the administrators of these funds notified the Company that it had triggered a complete withdrawal from the GCC-IBT Fund and PACE Fund, which was caused by the Company’s permanent cessation of contributions to the funds in December 2013. As a result, the Company is required to contribute its share of the respective plans’ unfunded benefit obligations as calculated by the funds’ actuaries.

The withdrawal liabilities were calculated using a method that was adopted by the trustees of the respective funds and approved by the Pension Benefit Guaranty Corporation (the “PBGC”) under the Employee Retirement Income Security Act of 1974, as amended (“ERISA).

Based upon this calculation, the Company was obligated to make 240 monthly payments of approximately $31, or approximately $378 per annum, to the GCC-IBT Fund beginning on March 31, 2014 and make 193 monthly payments of approximately $45, or approximately $539 per annum, to the PACE Fund beginning on June 1, 2014. At June 30, 2014, the Company recorded a long-term liability of $8,953, representing the present value of the remaining quarterly payments using the Company’s effective borrowing rate of 7.0%. The balance on this long-term liability was $8,640 at June 30, 2015.

The Company closed a manufacturing facility located in Louisville, Kentucky in 2012. The employees of this plant were participants in the JPT Trust from which the Company withdrew in June 2012, triggering a withdrawal liability. The withdrawal liability requires the Company to make payments of $424 per annum, to the JPT Trust. On August 12, 2013, the Company paid $3,722 to the JPT Trust in full settlement of the withdrawal liability. As a result of the payment, the Company recorded a gain of $676, which has been recorded in other income on the accompanying consolidated statements of operations and comprehensive income (loss) in the period from July 1, 2013 through August 14, 2013 (see Note 8).